Variable Interest Entity (VIE) (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entities [Abstract]
Schedule of sale and leaseback arrangement
The following table gives a summary of the sale and leaseback arrangement, as of December 31, 2017:

Unit	Effective from	Sale value (in millions of U.S. dollars)	First repurchase option (in millions of U.S. dollars)	Month of first repurchase option	Last repurchase option (in millions of U.S. dollars)	Month of last repurchase option
West Linus	June 30, 2013	600	370	On the 5th anniversary*	170	On the 15th anniversary*
* Anniversaries of the drilling contract commencement date

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of the bareboat charter rate per day is given below. The amounts shown are based on the Base LIBOR Interest Rate. These lease costs are eliminated on consolidation.

		(In thousands of US$)
Unit	Base LIBOR interest rate	2018	2019	2020	2021	2022
West Linus	1%	222	173	140	140	133

The assets and liabilities in the accounts of the VIE
The assets and liabilities in the accounts of the VIE as at December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
(In millions of US$)	SFL Linus Ltd	SFL Linus Ltd

Investment in Finance Lease	431.1	482.9
Derivative instruments - receivable	0.1	—
Cash deposits	7.6	—
Related party receivables	0.2	0.2
Total assets	439.0	483.1

Current position of long-term debt	47.5	51.4
Short-term related party liability	3.4	0.7
Accrued expense	0.5	0.1
Total current liabilities	51.4	52.2

Interest bearing debt	261.3	304.8
Non-current related party liability	121.0	125.0
Derivative instruments - payable	—	1.1
Total non-current liabilities	382.3	430.9

Accumulated Other Comprehensive loss	0.2	(1.0)
Retained earnings	5.1	1.0
Total stockholders' equity	5.3	—
Total liabilities and stockholders' equity	439.0	483.1

Book value of the unit in the Company’s consolidated accounts	514.9	537.0

Supplementary cash flow information relating to the VIE
Supplementary cash flow information relating to the VIE

(In millions of US$)	December 31, 2017	December 31, 2016
Non-cash financing activities
Proceeds from long-term loans (1)	—	50.0
Long term loans netted-down with related party balances (1)	—	(50.0)
Dividend to non-controlling interests in VIE (2)	(7.3)	(42.1)

(1)	During the year ended December 31, 2017 SFL Linus Ltd withdrew bank loans and made loans to its parent, Ship Finance International. These balances are presented net in the cash flow statement.
(2) During the year ended December 31, 2017 SFL Linus Ltd, which we consolidate, declared dividends payable totaling $7.3 million to Ship Finance.